Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table provides a summary of financial instruments that are measured at fair value on a recurring basis as of September 30, 2020.

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrants liabilities	$190,315	$—	$—	$190,315	$190,315

The following table provides a summary of financial instruments that are measured at fair value on a recurring basis as of December 31, 2019.

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrants liabilities	$332,222	$—	$—	$332,222	$332,222

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2020 and the year ended December 31, 2019:

Fair Value Measurement Using Level 3
Inputs Total
Balance, December 31, 2018	676,079
Change in fair value of derivative warrants liabilities	(343,857)
Balance, December 31, 2019	$332,222
Change in fair value of derivative warrants liabilities	(141,907)
Balance, September 30, 2020	$190,315

Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
	December 31, 2019	September 30, 2020
Exercise price	1.25	1.25
Risk free interest rate	1.59%	0.10%
Dividend yield	0.00%	0.00%
Expected volatility	133%	169%
Contractual term	1.15 Years	0.39 Years

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The effect of dilution on net loss becomes anti-dilutive and therefore is not reflected on the income statement.

	Potentially Outstanding Dilutive Common Shares
	For the nine Months Ended September 30, 2020	For the Year Ended December 31, 2019

Conversion Feature Shares

Common shares issuable under the conversion feature of preferred shares	872,766	872,766

Stock Options	4,391,472	3,835,366

Warrants	4,007,058	3,826,658

Convertible Notes	1,598,000	536,000

Total potentially outstanding dilutive common shares	10,869,296	9,070,790